Lease liabilities - Summary of lease liabilities activity (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Balance at the beginning of the year	$ 46,270	$ 61,780	$ 23,059
Leases increase	27,745	11,421	39,779
Financial accretion	5,331	5,706	2,885
Leases decrease	(4,352)	(28,914)	(1,741)
Payments	(28,526)	(23,290)	(15,208)
Exchange and translation differences, net	9,213	19,548	12,999
Result from net monetary position	(59)	19	7
Balance at the end of year	$ 55,622	$ 46,270	$ 61,780